Warrants (Details) $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended	12 Months Ended
	Jan. 19, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2016 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) yr $ / shares shares	Dec. 31, 2020 USD ($) shares	Aug. 01, 2023 USD ($)	Feb. 02, 2022 USD ($) shares	Mar. 31, 2021 $ / shares shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares
Class of Warrant or Right Exercised During Period
Warrants outstanding | shares				12,383,304
Class of warrant or right, Grant date fair value of warrant					$ 1,200	$ 100
Exercise of public warrants				$ 1,209
Long-term Debt					34,386
Horizon Term Loan [Member]
Class of Warrant or Right Exercised During Period
Debt Instrument, Unused Borrowing Capacity, Amount							$ 10,000
Long-term Debt					14,418
Proceeds from Issuance of Debt					$ 600
Risk-free interest rate [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input					1.5
Expected volatility [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input					59.6
Estimated time [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input | yr					10
Measurement Input, Share Price [Member]
Class of Warrant or Right Exercised During Period
Warrants and Rights Outstanding, Measurement Input					7.9
Black-Scholes [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant					$ 500
Series D Preferred Stock Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant										$ 400
Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Exercises of existing warrants during period | shares					0	0
Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Grant date fair value of warrant			$ 5
Class of warrant or right, Exercisable, Term			10 years
Warrants issued | shares					22,952
Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Warrants and rights outstanding					$ 200
Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares					61,051
Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right exercise price of warrants or rights | $ / shares					$ 2.61
Common Stock [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares					146,325
Common Stock [Member] | Common Stock Warrants [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares			26,624		34,427
Class of warrant or right exercise price of warrants or rights | $ / shares			$ 0.33		$ 2.61
Common Stock [Member] | Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right exercise price of warrants or rights | $ / shares					$ 1.23
Common Stock [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares									146,325
Class of warrant or right exercise price of warrants or rights | $ / shares									$ 1.23
Common Stock [Member] | Common Stock Warrants Classified As Equity [Member] | Two Thousand And Twenty One Common Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares					34,427
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares	57,034							10,350,000
Long-term Debt				31,558
Number Of Warrants Issued | shares	28,517
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Horizon Term Loan [Member]
Class of Warrant or Right Exercised During Period
Debt Instrument, Unused Borrowing Capacity, Amount							$ 10,000
Long-term Debt				14,528	$ 14,418
Proceeds from Issuance of Debt				$ 600
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding | shares				12,383,304	207,376
Class of warrant or right, Number of securities called by warrants or rights | shares	28,517
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 5.26
Number Of Warrants Issued | shares				75,924
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Horizon Term Loan [Member]
Class of Warrant or Right Exercised During Period
Debt Instrument, Unused Borrowing Capacity, Amount					$ 10,000
Proceeds from Issuance of Debt					15,000
Debt Instrument Current Borrowings Capacity Amount					10,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Horizon Term Loan [Member] | Maximum [Member]
Class of Warrant or Right Exercised During Period
Long-term Debt					$ 25,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 5.26
Class of warrant or right, Grant date fair value of warrant	$ 200			$ 35
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right Exercised During Period
Description of redemption of public warrants				The Company may elect to redeem the Public Warrants subject to certain conditions, in whole and not in part, at a price of $0.01 per Public Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders.
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member] | Horizon Term Loan [Member]
Class of Warrant or Right Exercised During Period
Debt Instrument, Unused Borrowing Capacity, Amount	$ 15,000
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member] | Common Stock Warrants [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares	85,552
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 5.26			$ 11.5
Class of warrant or right, Grant date fair value of warrant	$ 400
Fair value warrants reclassified to equity		$ 400		$ 35
Public Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Class of Warrant or Right Exercised During Period
Public Warrants Exercises | shares		105,120
Exercise of public warrants		$ 1,200
Public Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding | shares				10,350,000
Shares Issued, Price Per Share | $ / shares				$ 0.01
Public Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrants Classified As Equity [Member] | Minimum [Member]
Class of Warrant or Right Exercised During Period
Shares Issued, Price Per Share | $ / shares				$ 18
Private Placement Warrants [Member] | GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] | Common Stock Warrant Classified As Liability [Member]
Class of Warrant or Right Exercised During Period
Warrants outstanding | shares				2,062,500
Class of warrant or right, Grant date fair value of warrant				$ 500				$ 1,300
Series D Redeemable Convertible Preferred Stock [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares					581,821
Shares Issued, Price Per Share | $ / shares				$ 1.81	$ 1.8118						$ 2.7221
Series D Redeemable Convertible Preferred Stock [Member] | Series D Preferred Stock Warrant [Member]
Class of Warrant or Right Exercised During Period
Class of warrant or right, Number of securities called by warrants or rights | shares										581,821
Class of warrant or right exercise price of warrants or rights | $ / shares										$ 2.7221